Acquisitions and Divestitures - Privatization of Mosaic Capital (Details) - Aug. 05, 2021 - Mosaic Capital $ in Millions, $ in Millions	USD ($)	CAD ($)
Acquisitions and Divestitures
Exchange amount of cash	$ 10.7	$ 13.3
Debentures, consideration received under privatization	$ 130.8	163.3
Term of debentures	25 years
Investments in privatized company	$ 4.0	$ 5.0
Equity ownership percentage	20.00%